RELATED PARTY TRANSACTIONS (Schedule of Company's Shares and Share Option Plan) (Details)	12 Months Ended
	Dec. 31, 2023 Share shares	Dec. 31, 2022 Share shares	Dec. 31, 2021 Share shares
Class A Ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance | Share	44,814,672	18,727,990	19,485,990
Granted | Share	19,600,000	29,400,000	0
Outstanding at end of year | Share	46,914,672	44,814,672	18,727,990
Class A Ordinary shares [Member] | Directors and company secretary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	11,117,777	9,077,713
Shares of retired director	0	(626,600)
Number Of Retired Director Options	0	0
Shares Purchased During Year	0	2,666,664
Shares sold during the year	0	0
Granted	0	0
Expired / forfeited	0	0
Outstanding at end of year	11,117,777	11,117,777	9,077,713
Share Option [Member] | Directors and company secretary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	40,547,336	16,738,000
Shares of retired director	0	0
Number Of Retired Director Options	(20,000,000)	(2,924,000)
Shares Purchased During Year	0	(2,666,664)
Shares sold during the year	0	0
Granted	14,000,000	29,400,000
Expired / forfeited	(4,160,000)	0
Outstanding at end of year	30,387,336	40,547,336	16,738,000